Note 7 - Options (Details Narrative) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Note 11 - Options (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	CAD 821,943	CAD 40,749	CAD 1,644,868	CAD 700,859
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	7,000	0
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	4.00%	4.00%
Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			261936500.00%